Income Tax Expense - Summary of Unrecognised Deferred Tax Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	€ 435,385	€ 427,829
Unrecognised deferred tax assets, Tax effect	109,210	104,973
Tax loss carry forwards [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	399,843	378,307
Unrecognised deferred tax assets, Tax effect	97,381	93,266
Provision for contingent liabilities [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	2,442	4,892
Unrecognised deferred tax assets, Tax effect	687	1,396
Inventory obsolescence [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	11,537	10,989
Unrecognised deferred tax assets, Tax effect	3,326	2,272
Allowance for doubtful accounts [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	2,996	3,218
Unrecognised deferred tax assets, Tax effect	719	772
Intercompany profit on inventory [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	6,867	7,644
Unrecognised deferred tax assets, Tax effect	1,979	2,203
Provision for warranties [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	1,751	1,929
Unrecognised deferred tax assets, Tax effect	505	556
Impairment of non-financial assets [Member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	7,443	3,051
Unrecognised deferred tax assets, Tax effect	638	587
Other temporary differences [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	2,506	17,799
Unrecognised deferred tax assets, Tax effect	€ 3,975	€ 3,921